UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5586
Oppenheimer California Municipal Fund

(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2009

Item 1. Reports to Stockholders.
January 31, 2009 OppenheimerManagement CaliforniaCommentaries and Municipal FundSemiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Managers Listing of Top Holdings SEMIANNUAL REPORT Listing of Investments Financial Statements “Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.” - Dan Loughran, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Special Tax	32.2%
Tobacco—Master Settlement Agreement	22.5
Single-Family Housing	6.2
Gas Utilities	4.4
Oil & Gas	4.0
Tax Increment Financing (TIF)	3.5
Special Assessment	3.5
Marine/Aviation Facilities	2.7
Higher Education	2.7
Education	2.1
Portfolio holdings are subject to change. Percentages are as of January 31, 2009, and are based on the total market value of investments.
Credit Allocation

AAA	9.0%
AA	14.8
A	7.5
BBB	45.1
BB or lower	23.6
Allocations are subject to change. Percentages are as of January 31, 2009, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 47.7% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/3/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES Continued
the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2008	January 31, 2009	January 31, 2009

Actual
Class A	$1,000.00	$705.80	$11.96
Class B	1,000.00	703.80	15.62
Class C	1,000.00	703.40	15.36

Hypothetical (5% return before expenses)
Class A	1,000.00	1,011.29	14.09
Class B	1,000.00	1,007.06	18.38
Class C	1,000.00	1,007.36	18.07
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2009 are as follows:

Class	Expense Ratios

Class A	2.76%
Class B	3.60
Class C	3.54
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2009 / Unaudited

Principal
Amount		Coupon	Maturity	Value

Municipal Bonds and Notes—136.1%
California—128.6%
$2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.250%	09/01/2026	$1,719,437
7,310,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.350	09/01/2036	4,304,420
2,110,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.400	09/01/2036	1,253,129
55,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	55,378
5,025,000	Agua Mansa, CA Industrial Growth Assoc. Special Tax[1]	6.500	09/01/2033	3,920,807
25,000	Alvord, CA Unified School District Community Facilities District[1]	5.875	09/01/2034	22,212
100,000	Alvord, CA Unified School District Community Facilities District Special Tax[1]	4.500	09/01/2017	80,077
150,000	Arcadia, CA Hospital (Methodist Hospital of Southern California)[1]	6.625	11/15/2022	140,958
500,000	Arvin, CA Community Redevel. Agency[1]	5.000	09/01/2025	342,620
2,435,000	Arvin, CA Community Redevel. Agency[1]	5.125	09/01/2035	1,503,150
600,000	Arvin, CA Community Redevel. Agency Tax Allocation[1]	6.500	09/01/2038	442,962
985,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2021	683,915
2,730,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2027	1,679,469
9,780,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000	09/01/2037	5,387,998
1,000,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.000	09/02/2027	606,090
1,125,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.125	09/02/2026	797,918
465,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.350	09/02/2022	325,244
2,260,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.400	09/02/2025	1,505,793
3,835,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.375	09/02/2028	3,236,280
3,700,000	Beaumont, CA Financing Authority, Series A1	5.350	09/01/2036	2,269,173
1,500,000	Beaumont, CA Financing Authority, Series A1	5.750	09/01/2034	1,041,360
1,050,000	Beaumont, CA Financing Authority, Series A1	6.875	09/01/2036	799,638
685,000	Beaumont, CA Financing Authority, Series B1	5.000	09/01/2027	457,923
3,170,000	Beaumont, CA Financing Authority, Series B1	5.050	09/01/2037	1,919,847
960,000	Beaumont, CA Financing Authority, Series B1	5.350	09/01/2028	666,374
1,430,000	Beaumont, CA Financing Authority, Series B1	5.400	09/01/2035	928,899
5,000,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	3,597,900
1,525,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	1,097,360
2,340,000	Beaumont, CA Financing Authority, Series C1	5.500	09/01/2035	1,545,196
2,925,000	Beaumont, CA Financing Authority, Series D1	5.800	09/01/2035	2,036,414
5,245,000	Beaumont, CA Financing Authority, Series E1	6.250	09/01/2038	3,849,935
F1 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited/Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)[1]	5.300%		09/01/2035	$322,285
30,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.650		05/01/2029	21,613
7,605,000	Brentwood, CA Infrastructure Financing Authority[1]	5.200		09/02/2036	4,795,865
25,000	Buena Park, CA Special Tax (Park Mall)[1]	6.100		09/01/2028	19,273
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)[1]	7.000		10/01/2020	50,911
3,025,000	CA ABAG Finance Authority for NonProfit Corporations (Channing House)[1]	5.500		02/15/2029	2,262,458
65,000	CA ABAG Finance Authority for NonProfit Corporations (Redding Assisted Living Corp.)[1]	5.250		11/15/2031	37,493
6,500,000	CA ABAG Finance Authority for Nonprofit Corporations (The Jackson Lab)[1]	5.750		07/01/2037	5,454,475
90,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	6.000		08/15/2020	90,059
450,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)[1]	5.750		10/01/2017	384,602
240,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)[1]	6.200		10/01/2027	181,747
10,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)[1]	5.950		01/01/2024	10,001
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350		10/01/2029	22,248
4,300,000	CA ABAG Finance Authority for NonProfit Corporations COP (Redwood Senior Homes & Services)[1]	6.125		11/15/2032	3,468,681
235,000	CA ABAG Improvement Bond Act 1915 (Windemere Ranch)[1]	6.150		09/02/2029	269,352
75,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.000		01/01/2023	57,704
20,000	CA Bay Area Government Association[1]	4.125		09/01/2019	17,218
10,530,000	CA County Tobacco Securitization Agency[1]	5.000		06/01/2047	5,485,288
39,700,000	CA County Tobacco Securitization Agency	5.750	[2]	06/01/2057	215,174
17,785,000	CA County Tobacco Securitization Agency	5.820	[2]	06/01/2033	1,443,431
43,500,000	CA County Tobacco Securitization Agency	5.890	[2]	06/01/2046	890,880
45,600,000	CA County Tobacco Securitization Agency	6.125	[2]	06/01/2057	210,672
20,000,000	CA County Tobacco Securitization Agency	6.300	[2]	06/01/2055	115,400
82,110,000	CA County Tobacco Securitization Agency	6.423	[2]	06/01/2046	1,681,613
51,500,000	CA County Tobacco Securitization Agency	6.700	[2]	06/01/2057	207,545
55,250,000	CA County Tobacco Securitization Agency	6.901	[2]	06/01/2057	222,658
F2 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$71,700,000	CA County Tobacco Securitization Agency	7.000%[2]		06/01/2055	$413,709
347,900,000	CA County Tobacco Securitization Agency	7.550	[2]	06/01/2055	1,760,374
173,750,000	CA County Tobacco Securitization Agency	7.553	[2]	06/01/2055	879,175
409,500,000	CA County Tobacco Securitization Agency	8.251	[2]	06/01/2055	2,072,070
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2036	2,357,100
28,225,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2041	13,060,554
28,270,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[3]	06/01/2046	12,999,111
19,815,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	11,011,988
3,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	2,070,132
5,815,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2045	3,187,783
6,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2046	3,281,340
4,375,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	3,415,431
6,230,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	4,997,581
9,125,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	5,916,194
1,250,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	788,750
10,545,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	6,963,074
3,825,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	2,542,784
50,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2043	32,806
86,970,000	CA County Tobacco Securitization Agency (TASC)	6.375	[2]	06/01/2046	1,546,327
65,800,000	CA County Tobacco Securitization Agency (TASC)	6.600	[2]	06/01/2046	1,033,718
9,975,000	CA Dept. of Veterans Affairs Home Purchase[4]	5.000		12/01/2027	8,229,498
15,000	CA Dept. of Water Resources (Center Valley)[1]	5.000		12/01/2029	15,000
10,000	CA Dept. of Water Resources (Center Valley)[1]	5.400		07/01/2012	10,032
2,500,000	CA Enterprise Devel. Authority (Anheuser-Busch Companies)[1]	5.300		09/01/2047	1,695,900
10,000	CA GO1	5.000		10/01/2023	9,999
5,000	CA GO1	5.125		02/01/2027	4,905
20,000	CA GO1	5.125		03/01/2031	18,852
5,000	CA GO1	5.125		06/01/2031	4,711
5,000	CA GO1	5.500		10/01/2022	5,004
200,000	CA GO1	6.250		10/01/2019	201,450
60,000	CA GO1	6.250		10/01/2019	60,178
88,410,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[3]	06/01/2037	33,710,733
152,220,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.125		06/01/2047	81,870,005
4,380,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750		06/01/2047	2,645,739
205,940,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.902	[2]	06/01/2047	3,801,652
475,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)[1]	7.000		09/01/2021	378,338
80,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.350		08/15/2028	76,769
10,000,000	CA HFA (Home Mtg.)[4]	5.050		02/01/2029	8,092,700
F3 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$15,230,000	CA HFA (Home Mtg.)[4]	5.500%		02/01/2042	$15,061,556
10,000,000	CA HFA (Home Mtg.)[4]	5.600		08/01/2038	8,536,800
22,580,000	CA HFA (Home Mtg.)[4]	5.950		08/01/2025	22,138,817
25,000	CA HFA (Multifamily Hsg.)[1]	5.375		08/01/2028	22,067
205,000	CA HFA (Multifamily Hsg.)[1]	5.950		08/01/2028	204,764
380,000	CA HFA (Multifamily Hsg.), Series A1	5.900		02/01/2028	377,427
95,000	CA HFA (Multifamily Hsg.), Series B1	5.500		08/01/2039	85,108
30,000	CA HFA, Series A1	5.600		08/01/2011	30,038
165,000	CA HFA, Series B-1[1]	5.600		08/01/2017	165,914
8,605,000	CA HFA, Series C	5.750		08/01/2030	8,600,752
15,505,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[4]	5.800		08/01/2043	15,145,173
80,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[1]	5.800		08/01/2043	78,277
40,000	CA Independent Cities Lease Finance Authority (Caritas Affordable Hsg.)[1]	5.375		08/15/2040	24,063
1,500,000	CA Independent Cities Lease Finance Authority (Caritas)[1]	5.200		08/15/2045	944,820
130,000	CA Independent Cities Lease Finance Authority (El Granada Mobile Home Park)[1]	6.000		05/15/2034	88,709
500,000	CA Independent Cities Lease Finance Authority (San Juan Mobile Estates)[1]	5.450		05/15/2026	338,015
6,430,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.000		12/01/2032	1,812,874
4,885,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.530	[2]	12/01/2026	220,900
3,620,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.550	[2]	12/01/2027	137,596
25,250,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.642	[2]	12/01/2032	402,990
1,635,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.660	[2]	12/01/2037	18,247
110,000	CA Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek)[1]	6.000		09/01/2033	79,159
65,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000		07/01/2022	73,703
10,000	CA Mobilehome Park Financing Authority (Palomar Estates East & West)[1]	5.100		09/15/2023	6,600
2,100,000	CA Municipal Finance Authority (ECHS/AHEF/HK-8CS Obligated Group)[1]	5.250		06/01/2036	1,305,759
1,500,000	CA Municipal Finance Authority (OCEAA)[1]	7.000		10/01/2039	1,149,795
1,005,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.500		12/01/2024	647,592
85,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850		06/01/2021	84,646
F4 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$915,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850%		06/01/2021	$911,184
5,000,000	CA Port of Oakland, Series K1	5.875		11/01/2017	5,040,900
4,250,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.400		12/01/2036	3,993,385
7,465,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.400		06/01/2048	7,019,190
4,740,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.450		02/01/2048	4,474,987
23,100,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[4]	5.500		02/01/2043	23,072,754
3,900,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.500		08/01/2047	3,447,678
485,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.500		08/01/2047	436,107
13,850,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[4]	5.650		02/01/2049	12,246,741
5,425,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.700		08/01/2044	5,318,941
2,765,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.750		02/01/2044	2,809,351
2,485,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	5.750		02/01/2046	2,356,451
34,000,000	CA Silicon Valley Tobacco Securitization Authority	5.621	[2]	06/01/2036	2,025,040
21,465,000	CA Silicon Valley Tobacco Securitization Authority	5.680	[2]	06/01/2041	740,113
17,650,000	CA Silicon Valley Tobacco Securitization Authority	5.855	[2]	06/01/2047	325,819
165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.300	[2]	06/01/2056	851,400
100,000,000	CA Silicon Valley Tobacco Securitization Authority	6.850	[2]	06/01/2056	505,000
100,000	CA Statewide CDA[1]	5.000		09/02/2018	81,419
145,000	CA Statewide CDA[1]	5.000		09/02/2019	115,595
245,000	CA Statewide CDA[1]	5.125		09/02/2020	191,240
2,950,000	CA Statewide CDA[1]	5.125		09/02/2025	2,069,809
8,495,000	CA Statewide CDA[1]	5.200		09/02/2036	5,309,035
100,000	CA Statewide CDA	6.527	[2]	09/01/2028	15,598
75,000	CA Statewide CDA[1]	6.625		09/01/2027	61,340
50,000	CA Statewide CDA[1]	6.750		09/01/2037	36,710
100,000	CA Statewide CDA	6.773	[2]	09/01/2034	8,490
15,000	CA Statewide CDA[1]	7.000		07/01/2022	13,669
4,950,000	CA Statewide CDA (Bentley School)[1]	6.750		07/01/2032	3,558,951
5,290,000	CA Statewide CDA (Berkeley Montessori School)[1]	7.250		10/01/2033	4,015,110
F5 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$815,000	CA Statewide CDA (Citrus Gardens Apartments)[1]	6.500%		07/01/2032	$584,200
1,375,000	CA Statewide CDA (Citrus Gardens Apartments)[1]	9.000		07/01/2032	1,102,241
1,350,000	CA Statewide CDA (East Tabor Apartments)[1]	6.850		08/20/2036	1,435,077
50,000	CA Statewide CDA (Eastfield Ming Quong)[1]	5.500		06/01/2012	50,094
5,000,000	CA Statewide CDA (Fairfield Apartments)[5,6]	7.250		01/01/2035	1,981,550
60,000	CA Statewide CDA (GP Steinbeck)	5.492	[2]	03/20/2022	27,650
1,000,000	CA Statewide CDA (Huntington Park Charter School)[1]	5.250		07/01/2042	581,780
1,145,000	CA Statewide CDA (International School Peninsula)[1]	5.000		11/01/2025	721,487
1,000,000	CA Statewide CDA (International School Peninsula)[1]	5.000		11/01/2029	579,350
5,000,000	CA Statewide CDA (John F. Kennedy University)[1]	6.750		10/01/2033	3,541,000
2,750,000	CA Statewide CDA (Live Oak School)[1]	6.750		10/01/2030	1,982,310
6,000,000	CA Statewide CDA (Marin Montessori School)[1]	7.000		10/01/2033	4,431,240
16,000,000	CA Statewide CDA (Microgy Holdings)[1]	9.000		12/01/2038	12,800,320
6,240,000	CA Statewide CDA (Mountain Shadows Community)[1]	5.000		07/01/2031	3,467,693
1,400,000	CA Statewide CDA (Napa Valley Hospice)[1]	7.000		01/01/2034	1,018,234
1,650,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.500		10/01/2023	1,231,148
4,635,000	CA Statewide CDA (Notre Dame de Namur University)[1]	6.625		10/01/2033	3,106,423
30,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	19,715
1,395,000	CA Statewide CDA (Quail Ridge Apartments)[1]	6.500		07/01/2032	990,073
2,025,000	CA Statewide CDA (Quail Ridge Apartments)[1]	9.000		07/01/2032	1,578,204
425,000	CA Statewide CDA (Rio Bravo)[1,5,6]	6.500		12/01/2018	326,035
1,805,000	CA Statewide CDA (Sonoma Country Day School)[1]	6.000		01/01/2029	1,156,969
12,000,000	CA Statewide CDA (St. Josephs)[4]	5.750		07/01/2047	11,252,700
220,000	CA Statewide CDA (Stonehaven Student Hsg.)[1]	5.875		07/01/2032	140,188
15,000	CA Statewide CDA (Sutter Health Obligated Group)[1]	5.500		08/15/2034	13,851
16,000,000	CA Statewide CDA (Thomas Jefferson School of Law)[1]	7.250		10/01/2038	11,787,840
4,000,000	CA Statewide CDA (Turning Point)[1]	6.500		11/01/2031	2,798,200
60,000	CA Statewide CDA COP (Children’s Hospital of Los Angeles)[1]	5.250		08/15/2029	40,363
165,000	CA Statewide CDA COP (Internext Group)[1]	5.375		04/01/2030	110,608
270,000	CA Statewide CDA Special Tax Community Facilities District No. 97	6.842	[2]	09/01/2022	76,661
9,690,000	CA Statewide CDA, Series A1	5.150		09/02/2037	5,968,556
8,005,000	CA Statewide CDA, Series B1	6.250		09/02/2037	5,834,284
45,175,000	CA Statewide Financing Authority Tobacco Settlement[1]	6.375	[2]	06/01/2046	803,212
220,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[2]	06/01/2055	1,113,200
7,975,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	5,224,263
F6 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$11,745,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000%	05/01/2043	$7,559,787
30,010,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2043	19,316,237
11,890,000	CA Valley Health System COP	6.875	05/15/2023	7,249,333
35,000	CA Valley Health System, Series A7	6.500	05/15/2025	21,340
1,375,000	CA Valley Sanitation District[1]	5.200	09/02/2030	909,219
100,000	CA Western Hills Water District Special Tax[1]	5.000	09/01/2014	83,056
25,000	CA Western Hills Water District Special Tax[1]	5.200	09/01/2019	17,832
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	5.700	09/01/2011	23,340
105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.000	09/01/2024	70,225
4,495,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.125	09/01/2031	2,725,813
300,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.700	09/01/2020	236,127
90,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.750	09/01/2022	68,154
3,645,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875	09/01/2031	2,439,635
10,000	CA William S. Hart Joint School Financing Authority[1]	5.600	09/01/2023	8,770
10,000	CA William S. Hart Union School District[1]	6.000	09/01/2033	7,298
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[1]	5.500	09/01/2036	1,395,800
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[1]	5.550	09/01/2036	1,308,603
75,000	Campbell, CA (Civic Center) COP[1]	5.250	10/01/2028	74,540
25,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.500	09/02/2028	17,911
845,000	Carlsbad, CA Special Tax[1]	6.150	09/01/2038	616,842
2,230,000	Carlsbad, CA Special Tax[1]	6.200	09/01/2038	1,639,652
4,510,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	4,517,983
2,190,000	Chino, CA Community Facilities District Special Tax[1]	5.150	09/01/2036	1,302,787
45,000	Chino, CA Community Facilities District Special Tax[1]	5.950	09/01/2033	31,816
50,000	Chino, CA Community Facilities District Special Tax No. 10[1]	6.850	09/01/2020	45,757
1,000,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2023	619,000
1,625,000	Chino, CA Community Facilities District Special Tax No. 2005-1[1]	5.000	09/01/2027	933,514
F7 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$2,175,000	Chowchilla, CA Community Facilities Sales Tax District[1]	5.000%	09/01/2037	$1,317,985
575,000	Chowchilla, CA Redevel. Agency[1]	5.000	08/01/2037	411,758
6,065,000	Coalinga, CA Regional Medical Center COP[1]	5.850	09/01/2043	4,503,081
2,000,000	Colton, CA Community Facilities District Special Tax[1]	7.500	09/01/2020	1,907,080
5,000	Contra Costa County, CA Public Financing Authority Tax Allocation[1]	5.850	08/01/2033	3,646
1,000,000	Corona, CA Community Facilities District (Buchanan Street)[1]	5.150	09/01/2036	609,520
1,975,000	Corona-Norco, CA Unified School District[1]	6.000	09/01/2037	1,290,979
995,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Francsican)[1]	6.500	12/15/2047	662,809
200,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.000	09/01/2030	126,602
340,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.000	09/01/2037	203,000
200,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.100	09/01/2037	121,470
3,740,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	5.250	09/01/2035	2,177,017
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Barrington Heights)[1]	5.125	09/01/2035	28,509
1,500,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.625	09/01/2034	1,012,875
425,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2003-25[1]	5.000	09/01/2036	255,446
20,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2004-26[1]	5.000	09/01/2025	13,638
525,000	Eastern CA Municipal Water District Improvement Bond Act 1915[1]	5.200	09/01/2036	326,277
1,725,000	Eastern CA Municipal Water District Improvement Bond Act 1915[1]	5.500	09/02/2035	1,132,790
4,000,000	El Dorado County, CA Special Tax[1]	5.250	09/01/2035	2,378,360
5,750,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.200	09/01/2027	2,270,848
28,770,000	Elk Grove, CA Special Tax Community Facilities District No. 2005-1X1	5.250	09/01/2037	10,169,332
25,000	Etiwanda, CA School District Special Tax[1]	5.400	09/01/2035	16,385
10,300,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2[1]	6.000	09/01/2037	7,386,748
6,000,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)[1]	6.875	09/01/2038	4,487,040
700,000	Farmersville, CA Unified School District COP[1]	5.000	08/01/2026	508,452
F8 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$100,000	Fillmore, CA Public Financing (Central City Redevel.)[1]	5.500%	06/01/2031	$71,777
2,615,000	Folsom, CA Special Tax Community Facilities District No. 31[1]	5.000	09/01/2026	1,675,483
9,050,000	Folsom, CA Special Tax Community Facilities District No. 31[1]	5.000	09/01/2036	5,163,206
10,000	Folsom, CA Special Tax Community Facilities District No. 7[1]	6.000	09/01/2024	7,902
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	9,577
20,000	Fremont, CA Community Facilities District (Pacific Commons)[1]	6.250	09/01/2026	16,472
50,000	Garden Grove, CA Hsg. Authority (Multifamily Hsg.)[1]	6.700	07/01/2024	50,069
10,000	Garden Grove, CA Hsg. Authority (Stuart Drive-Rose Garden)[1]	6.700	01/01/2025	7,001
1,675,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	7.200	10/01/2025	1,481,822
1,180,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	7.200	10/01/2025	1,043,911
1,165,000	Heber, CA Public Utilities District (Heber Meadows)[1]	5.300	09/01/2035	750,924
1,020,000	Hemet, CA Unified School District[1]	5.100	09/01/2030	664,642
785,000	Hemet, CA Unified School District[1]	5.125	09/01/2036	488,969
1,285,000	Hemet, CA Unified School District[1]	5.125	09/01/2037	795,389
1,505,000	Hemet, CA Unified School District[1]	5.250	09/01/2035	961,951
1,155,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.375	09/01/2026	759,020
5,835,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[1]	5.750	09/01/2039	3,638,064
60,000	Hemet, CA Unified School District Community Facilities District Special Tax[1]	5.625	09/01/2035	40,901
30,000	Hesperia, CA Improvement Bond Act 1915[1]	8.500	09/02/2024	27,821
1,370,000	Hesperia, CA Public Financing Authority, Tranche A1	6.250	09/01/2035	1,025,829
3,375,000	Hesperia, CA Public Financing Authority, Tranche B1	6.250	09/01/2035	2,527,133
3,355,000	Hesperia, CA Public Financing Authority, Tranche C1	6.250	09/01/2035	2,512,157
1,070,000	Hesperia, CA Unified School District[1]	5.000	09/01/2030	686,887
1,710,000	Hesperia, CA Unified School District[1]	5.000	09/01/2037	1,036,209
50,000	Hesperia, CA Unified School District[1]	5.200	09/01/2035	31,703
1,520,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax[1]	5.900	09/01/2037	899,718
2,000,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax[1]	6.000	09/01/2037	1,202,040
5,000	Imperial County, CA COP[1]	6.000	09/01/2009	5,013
870,000	Imperial County, CA Special Tax[1]	5.000	09/01/2026	589,477
1,070,000	Imperial County, CA Special Tax[1]	5.000	09/01/2037	648,388
F9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$3,385,000	Imperial County, CA Special Tax[1]	5.000%		09/01/2037	$2,051,208
295,000	Imperial County, CA Special Tax[1]	5.000		09/01/2037	178,761
1,550,000	Imperial County, CA Special Tax[1]	5.100		09/01/2037	955,389
2,445,000	Indio, CA Community Facilities District Special Tax[1]	5.200		09/01/2027	1,664,067
2,215,000	Indio, CA Community Facilities District Special Tax[1]	5.250		09/01/2027	1,517,652
2,520,000	Indio, CA Community Facilities District Special Tax[1]	5.250		09/01/2036	1,570,212
4,095,000	Indio, CA Community Facilities District Special Tax[1]	5.250		09/01/2036	2,551,595
295,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.000		09/01/2020	223,312
310,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.000		09/01/2021	228,947
645,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.050		09/01/2026	435,962
2,885,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[1]	5.125		09/01/2036	1,760,975
45,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375		12/01/2026	43,463
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2002-2[1]	6.125		09/02/2027	19,470
2,000,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-03[1]	6.125		09/02/2029	1,512,680
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-5 (Sunburst)[1]	5.875		09/02/2029	18,314
2,820,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2004-03[1]	5.500		09/02/2030	1,913,878
2,000,000	Indio, CA Public Financing Authority[1]	6.100		09/02/2029	1,507,940
354,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.000	[2]	06/01/2057	1,635,965
3,250,000	Ione, CA Special Tax Community Facilities District 2005-2-A1	6.000		09/01/2036	2,341,235
10,000	Irvine, CA Improvement Bond Act 1915[1]	5.625		09/02/2024	8,026
30,000	Jurupa, CA Community Services District Special Tax[1]	5.000		09/01/2036	16,822
1,000,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 17[1]	5.200		09/01/2036	580,080
2,500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 24[1]	6.625		09/01/2038	1,798,225
5,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)[1]	6.400		09/01/2009	5,005
50,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)[1]	6.750		09/01/2016	48,997
30,000	Kingsburg, CA Public Financing Authority[1]	8.000		09/15/2021	29,993
5,000,000	La Verne, CA COP (Bethren Hillcrest Homes)[1]	5.600		02/15/2033	2,946,700
4,500,000	La Verne, CA COP (Bethren Hillcrest Homes)[1]	6.625		02/15/2025	3,428,550
F10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$790,000	Lake Berryessa, CA Resort Improvement District[1]	5.250%	09/02/2017	$588,353
1,440,000	Lake Berryessa, CA Resort Improvement District[1]	5.500	09/02/2027	904,766
2,425,000	Lake Berryessa, CA Resort Improvement District[1]	5.550	09/02/2037	1,409,774
2,020,000	Lake Elsinore, CA Community Facilities District No. 2006-2 Special Tax (Viscaya)[1]	5.400	09/01/2036	1,317,383
2,345,000	Lake Elsinore, CA Public Financing Authority[1]	6.875	09/01/2038	1,779,456
5,575,000	Lake Elsinore, CA Special Tax[1]	5.150	09/01/2036	3,486,995
980,000	Lake Elsinore, CA Special Tax[1]	5.200	09/01/2026	684,363
920,000	Lake Elsinore, CA Special Tax[1]	5.200	09/01/2026	642,464
2,800,000	Lake Elsinore, CA Special Tax[1]	5.250	09/01/2037	1,769,572
1,150,000	Lake Elsinore, CA Special Tax[1]	5.350	09/01/2036	743,717
1,210,000	Lake Elsinore, CA Special Tax[1]	5.350	09/01/2036	782,519
2,000,000	Lake Elsinore, CA Special Tax[1]	5.450	09/01/2036	1,315,260
1,170,000	Lake Elsinore, CA Unified School District[1]	5.000	09/01/2037	708,985
3,430,000	Lake Elsinore, CA Unified School District[1]	5.350	09/01/2035	2,081,084
1,220,000	Lake Elsinore, CA Unified School District[1]	5.350	09/01/2035	792,976
1,435,000	Lake Elsinore, CA Unified School District[1]	5.400	09/01/2035	940,485
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6[1]	5.900	09/01/2037	777,337
10,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700	06/01/2019	8,477
1,800,000	Lathrop, CA Financing Authority (Water Supply)[1]	6.000	06/01/2035	1,302,570
3,430,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	5.100	09/02/2035	2,139,668
50,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.000	09/02/2022	40,747
20,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2028	15,465
50,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2033	37,119
4,455,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000	09/01/2033	3,700,947
475,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.000	09/01/2015	395,903
445,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.000	09/01/2016	359,284
670,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.125	09/01/2017	528,014
800,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.125	09/01/2018	614,128
1,015,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.200	09/01/2019	757,109
F11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$505,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.250%		09/01/2021	$355,525
5,680,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.300		09/01/2026	3,641,448
32,305,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[1]	5.375		09/01/2036	18,806,033
635,000	Lincoln, CA Special Tax[1]	5.000		09/01/2026	417,074
1,315,000	Lincoln, CA Special Tax[1]	5.000		09/01/2036	766,895
60,000,000	Long Beach, CA Bond Finance Authority Natural Gas[7]	2.990	[8]	11/15/2033	21,300,000
22,500,000	Long Beach, CA Bond Finance Authority Natural Gas Purchase[4]	5.500		11/15/2037	16,501,392
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.000		12/01/2026	1,397,513
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.250		05/15/2024	13,098,494
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375		05/15/2026	9,101,850
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375		05/15/2027	10,048,170
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[4]	5.375		05/15/2028	9,132,521
3,000,000	Los Angeles, CA Dept. of Water & Power[4]	5.375		07/01/2034	3,030,900
12,000,000	Los Angeles, CA Dept. of Water & Power[4]	5.375		07/01/2038	12,086,640
17,585,000	Los Angeles, CA Harbor Dept., Series A4	5.000		08/01/2025	15,543,778
18,495,000	Los Angeles, CA Harbor Dept., Series A4	5.000		08/01/2026	16,096,956
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)[1]	5.000		12/01/2020	803,010
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)[1]	5.000		12/01/2027	522,775
35,000	Los Angeles, CA Regional Airports Improvement Corp. (United Airlines)[5,6]	8.800		11/15/2021	15,985
25,000	Los Banos, CA COP[7]	6.000		12/01/2019	22,054
1,605,000	Los Banos, CA Redevel. Agency Tax Allocation[1]	5.000		09/01/2036	1,169,917
85,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750		03/15/2028	74,046
925,000	Madera, CA Special Tax[1]	5.000		09/01/2036	534,715
10,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 89[1]	5.400		09/01/2023	7,460
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater[1]	5.150		07/01/2035	865,631
610,000	Menifee, CA Union School District Special Tax[1]	5.000		09/01/2026	413,312
3,520,000	Menifee, CA Union School District Special Tax[1]	5.000		09/01/2036	2,147,130
915,000	Menifee, CA Union School District Special Tax[1]	5.200		09/01/2030	576,880
400,000	Menifee, CA Union School District Special Tax[1]	5.200		09/01/2035	253,620
500,000	Menifee, CA Union School District Special Tax[1]	5.250		09/01/2035	303,115
F12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,010,000	Menifee, CA Union School District Special Tax[1]	5.250%		09/01/2036	$642,158
2,930,000	Merced, CA Special Tax[1]	5.000		09/01/2036	1,599,663
500,000	Merced, CA Special Tax[1]	5.100		09/01/2035	311,910
3,000,000	Modesto, CA Special Tax Community Facilities District No. 4[1]	5.150		09/01/2036	1,859,520
105,000	Moorpark, CA Mobile Home Park (Villa Del Arroyo)[1]	6.300		05/15/2030	72,870
1,250,000	Moreno Valley, CA Special Tax Community Facilities District No. 5[1]	5.000		09/01/2037	757,463
1,475,000	Moreno Valley, CA Unified School District Community Facilities District[1]	5.150		09/01/2035	927,672
680,000	Moreno Valley, CA Unified School District Community Facilities District[1]	5.200		09/01/2036	428,828
2,000,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	1,211,940
750,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2037	454,478
10,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[1]	6.300		09/01/2031	7,744
240,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)[1]	5.125		09/01/2035	151,181
875,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Fields)[1]	5.250		09/01/2035	562,424
25,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)[1]	5.375		09/01/2029	17,307
35,000	Murrieta, CA Valley Unified School District Special Tax[1]	5.250		09/01/2037	22,246
370,000	Murrieta, CA Valley Unified School District Special Tax[1]	5.375		09/01/2026	265,804
1,355,000	Murrieta, CA Valley Unified School District Special Tax[1]	5.450		09/01/2038	886,522
25,000	Murrieta, CA Water Public Financing Authority[1]	6.600		10/01/2016	24,275
1,040,000	Northern CA Gas Authority[7]	1.562	[8]	07/01/2017	592,800
20,000,000	Northern CA Gas Authority[7]	1.591	[8]	07/01/2019	9,900,000
23,675,000	Northern CA Tobacco Securitization Authority (TASC)[4]	5.500		06/01/2045	13,576,769
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	6.700	[2]	06/01/2045	2,715,602
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100		06/01/2027	7,777
900,000	Oakley, CA Public Finance Authority[1]	5.200		09/02/2026	647,802
4,445,000	Oakley, CA Public Finance Authority[1]	5.250		09/02/2036	2,826,087
3,235,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)[1]	7.625		09/01/2038	2,605,857
1,555,000	Palm Desert, CA Financing Authority	5.000	[2]	08/01/2014	1,203,772
440,000	Palm Desert, CA Financing Authority	5.050	[2]	08/01/2015	320,562
390,000	Palm Desert, CA Financing Authority	5.100	[2]	08/01/2016	265,840
230,000	Palm Desert, CA Financing Authority	5.650	[2]	04/01/2018	135,831
F13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,020,000	Palm Desert, CA Financing Authority	5.650%[2]		08/01/2018	$588,938
265,000	Palm Desert, CA Financing Authority	5.750	[2]	04/01/2019	144,020
1,165,000	Palm Desert, CA Financing Authority	5.750	[2]	08/01/2019	618,277
305,000	Palm Desert, CA Financing Authority	5.850	[2]	04/01/2020	153,214
1,310,000	Palm Desert, CA Financing Authority	5.850	[2]	08/01/2020	641,808
340,000	Palm Desert, CA Financing Authority	5.950	[2]	04/01/2021	150,685
1,450,000	Palm Desert, CA Financing Authority	5.950	[2]	08/01/2021	627,473
380,000	Palm Desert, CA Financing Authority	6.000	[2]	04/01/2022	151,521
1,605,000	Palm Desert, CA Financing Authority	6.000	[2]	08/01/2022	624,682
395,000	Palm Desert, CA Financing Authority	6.010	[2]	04/01/2023	143,073
1,755,000	Palm Desert, CA Financing Authority	6.010	[2]	08/01/2023	619,813
410,000	Palm Desert, CA Financing Authority	6.020	[2]	04/01/2024	136,128
1,910,000	Palm Desert, CA Financing Authority	6.020	[2]	08/01/2024	618,611
430,000	Palm Desert, CA Financing Authority	6.030	[2]	04/01/2025	129,933
2,070,000	Palm Desert, CA Financing Authority	6.030	[2]	08/01/2025	610,257
445,000	Palm Desert, CA Financing Authority	6.040	[2]	04/01/2026	122,624
2,235,000	Palm Desert, CA Financing Authority	6.040	[2]	08/01/2026	600,656
465,000	Palm Desert, CA Financing Authority	6.050	[2]	04/01/2027	117,008
1,400,000	Palm Desert, CA Financing Authority	6.050	[2]	08/01/2027	343,476
480,000	Palm Desert, CA Financing Authority	6.060	[2]	04/01/2028	109,704
1,415,000	Palm Desert, CA Financing Authority	6.060	[2]	08/01/2028	315,191
500,000	Palm Desert, CA Financing Authority	6.070	[2]	04/01/2029	104,175
1,370,000	Palm Desert, CA Financing Authority	6.070	[2]	08/01/2029	278,137
520,000	Palm Desert, CA Financing Authority	6.080	[2]	04/01/2030	99,627
1,430,000	Palm Desert, CA Financing Authority	6.080	[2]	08/01/2030	266,938
540,000	Palm Desert, CA Financing Authority	6.090	[2]	04/01/2031	95,078
1,495,000	Palm Desert, CA Financing Authority	6.090	[2]	08/01/2031	256,437
560,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2032	90,765
1,560,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2032	246,308
580,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2033	86,704
1,625,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2033	236,633
590,000	Palm Desert, CA Financing Authority	6.100	[2]	04/01/2034	81,332
1,705,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2034	228,947
2,075,000	Palm Desert, CA Financing Authority	6.100	[2]	08/01/2035	256,885
5,000,000	Palm Desert, CA Improvement Bond Act 1915[1]	5.100		09/02/2037	2,773,250
3,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1[1]	5.150		09/01/2027	1,866,210
9,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1[1]	5.200		09/01/2037	5,078,160
F14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$2,335,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A1	5.250%	09/01/2026	$1,493,700
6,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A1	5.450	09/01/2032	3,663,720
8,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A1	5.500	09/01/2036	4,781,760
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.450	07/01/2020	97,204
2,460,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.550	07/01/2028	1,645,765
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.400	07/01/2023	197,200
525,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.500	07/01/2027	398,381
10,000	Palm Springs, CA Improvement Bond Act 1915[1]	5.550	09/02/2023	7,803
100,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400	09/01/2035	61,977
6,460,000	Palmdale, CA Community Facilities District Special Tax[1]	6.125	09/01/2037	4,624,908
5,610,000	Palmdale, CA Community Facilities District Special Tax[1]	6.250	09/01/2035	4,200,656
20,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.750	09/02/2022	16,289
1,390,000	Perris, CA Community Facilities District Special Tax[1]	5.300	09/01/2035	891,963
2,085,000	Perris, CA Community Facilities District Special Tax (Amber Oaks)[1]	6.000	09/01/2034	1,506,850
2,500,000	Perris, CA Community Facilities District Special Tax (Chaparral Ridge)[1]	6.250	09/01/2033	1,879,475
2,115,000	Perris, CA Community Facilities District Special Tax (Harmony Grove)[1]	5.300	09/01/2035	1,357,196
10,000	Perris, CA Community Facilities District Special Tax (May Farms)[1]	5.100	09/01/2030	6,516
120,000	Perris, CA Community Facilities District Special Tax (May Farms)[1]	5.150	09/01/2035	75,133
1,310,000	Perris, CA Community Facilities District Special Tax, Series A1	5.750	09/01/2035	909,337
3,605,000	Perris, CA Community Facilities District Special Tax, Series B1	6.000	09/01/2034	2,605,370
140,000	Perris, CA Public Financing Authority[1]	5.000	09/01/2017	118,401
85,000	Perris, CA Public Financing Authority[1]	5.100	09/01/2018	69,776
4,350,000	Perris, CA Public Financing Authority[1]	5.350	10/01/2036	2,799,225
10,000	Perris, CA Public Financing Authority, Series A1	6.000	09/01/2023	8,013
80,000	Perris, CA Public Financing Authority, Series A1	6.125	09/01/2034	58,834
1,250,000	Perris, CA Public Financing Authority, Series A1	6.250	09/01/2033	939,738
2,080,000	Perris, CA Public Financing Authority, Series A1	6.600	09/01/2038	1,603,098
F15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,035,000	Perris, CA Public Financing Authority, Series C1	6.200%		09/01/2038	$1,483,047
870,000	Perris, CA Public Financing Authority, Series D1	5.500		09/01/2024	645,862
8,800,000	Perris, CA Public Financing Authority, Series D1	5.800		09/01/2038	6,044,104
25,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1[1]	6.000		09/01/2032	18,408
1,260,000	Plumas, CA Elementary School District Community Facilities District No. 2[1]	5.625		06/01/2037	779,612
860,000	Pomona, CA Public Financing Authority[1]	5.000		02/01/2026	612,139
50,000	Pomona, CA Unified School District[1]	6.150		08/01/2030	50,720
20,500,000	Port of Oakland, CA4	5.000		11/01/2032	16,780,598
7,000,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14[1]	5.250		09/01/2036	4,361,700
1,500,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14[1]	5.250		09/01/2036	934,650
3,000,000	Ramona, CA Unified School District COP[1]	0.000	[3]	05/01/2032	2,420,460
2,000,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)[1]	6.000		09/01/2028	1,522,920
25,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)[1]	6.000		09/01/2033	18,244
20,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)[1]	6.100		09/01/2037	14,553
600,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)[1]	5.000		09/01/2027	402,762
1,260,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)[1]	5.000		09/01/2037	763,522
13,585,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Etiwanda)[1]	5.375		09/01/2036	8,822,642
570,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[1]	5.000		09/01/2027	382,624
1,120,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[1]	5.000		09/01/2037	678,686
2,400,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[1]	5.375		09/01/2036	1,558,656
20,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.600		09/01/2023	17,543
10,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)[1]	7.000		09/02/2012	9,261
490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250		09/01/2026	341,653
1,470,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.350		09/01/2036	942,167
25,000	Richgrove, CA School District[1]	6.375		07/01/2018	22,815
F16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$2,660,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[1]	5.000%	12/15/2026	$1,681,147
1,165,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[1]	5.000	12/15/2033	662,570
5,780,000	Rio Vista, CA Community Facilities District Special Tax No. 1[1]	5.125	09/01/2036	3,567,878
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1[1]	5.850	09/01/2035	2,032,140
15,445,000	River Islands, CA Public Financing Authority[1]	5.200	09/01/2037	9,680,617
100,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2027	76,725
25,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2035	18,075
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[1]	5.000	08/01/2032	507,710
890,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[1]	5.000	08/01/2037	622,235
11,585,000	Riverside County, CA Community Facilities District (Scott Road)[1]	7.250	09/01/2038	8,821,630
25,000	Riverside County, CA Community Facilities District Special Tax[1]	5.600	09/01/2019	20,851
1,500,000	Riverside, CA Improvement Bond Act 1915 (Hunter Park Assessment District)[1]	5.200	09/02/2036	937,440
250,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)[1]	8.500	09/02/2012	250,373
1,000,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300	09/01/2034	642,470
1,000,000	Riverside, CA Unified School District[1]	5.250	09/01/2035	633,480
1,535,000	Riverside, CA Unified School District[1]	5.250	09/01/2035	972,392
25,000	Riverside, CA Unified School District[1]	5.500	09/01/2032	16,880
25,000	Romoland, CA School District Special Tax[1]	5.250	09/01/2035	15,576
2,000,000	Romoland, CA School District Special Tax[1]	5.375	09/01/2038	1,228,420
7,745,000	Roseville, CA Special Tax[1]	5.050	09/01/2030	4,505,112
1,115,000	Roseville, CA Special Tax (Diamond Creek)[1]	5.000	09/01/2026	686,327
4,850,000	Roseville, CA Special Tax (Diamond Creek)[1]	5.000	09/01/2037	2,629,622
2,825,000	Roseville, CA Special Tax (Fiddyment Ranch)[1]	5.250	09/01/2036	1,609,318
3,445,000	Roseville, CA Special Tax (Stone Point)[1]	5.250	09/01/2036	2,180,478
1,800,000	Roseville, CA Special Tax (Westpark)[1]	5.200	09/01/2036	1,016,874
2,000,000	Roseville, CA Special Tax Community Facilities District No. 1 (Westpark)[1]	5.150	09/01/2030	1,181,300
4,040,000	Sacramento County, CA Special Tax Community Facilities District No. 05-2[1]	6.000	09/01/2037	2,897,326
75,000	Sacramento, CA Health Facility (Center for Aids Research Education and Services)[1]	5.300	01/01/2024	72,008
F17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$12,580,000	Sacramento, CA Hsg. Authority (Northpointe Park Apartments)[4]	5.000%	06/01/2037	$11,529,947
15,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	6.000	09/01/2033	11,066
9,930,000	Sacramento, CA Special Tax Community Facilities No. 05-1 (College Square)[1]	5.900	09/01/2037	6,955,071
20,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500	08/01/2019	20,009
1,515,000	San Bernardino County, CA Redevel. Agency Tax Allocation (San Sevaine Redevel.)[1]	5.000	09/01/2025	1,232,513
1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[1]	6.625	04/01/2026	1,583,045
1,410,000	San Bernardino, CA Mountains Community Hospital District COP[7]	5.000	02/01/2027	809,918
3,235,000	San Bernardino, CA Mountains Community Hospital District COP[7]	5.000	02/01/2037	1,621,511
1,225,000	San Diego County, CA COP[1]	5.700	02/01/2028	846,230
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)[1]	5.750	12/01/2032	4,354,934
25,000	San Diego, CA Improvement Bond Act 1915[1]	6.200	09/02/2033	18,749
15,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	05/15/2029	14,318
100,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	05/15/2027	99,064
15,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	05/15/2027	14,860
15,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2023	15,187
65,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2030	52,818
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	13,134
6,490,000	San Jacinto, CA Financing Authority, Tranche A1	6.600	09/01/2033	4,382,373
6,345,000	San Jacinto, CA Financing Authority, Tranche B1	6.600	09/01/2033	4,284,461
6,530,000	San Jacinto, CA Financing Authority, Tranche C1	6.600	09/01/2033	4,409,383
500,000	San Jacinto, CA Unified School District Special Tax[1]	5.100	09/01/2036	310,150
35,000	San Jose, CA Improvement Bond Act 1915[1]	5.875	09/02/2023	28,414
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)[1]	6.600	09/01/2027	21,268
2,980,000	San Marcos, CA Public Facilities Authority[1]	5.050	09/01/2038	1,720,831
575,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	6.000	08/01/2041	558,998
50,000	Santa Clarita, CA Community Facilities District Special Tax[1]	5.850	11/15/2032	36,417
1,500,000	Santa Cruz County, CA Redevel. Agency (Live Oak/ Soquel Community)[9]	7.000	09/01/2036	1,517,745
5,560,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	5,575,068
F18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,680,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625%		09/01/2038	$1,684,553
10,000	Seaside, CA Redevel. Agency Tax Allocation[1]	5.375		08/01/2033	9,741
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.400		11/01/2026	777,323
3,335,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.450		11/01/2036	2,191,328
355,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[1]	5.350		12/01/2028	320,533
10,000	Sonoma County, CA Community Redevel. Agency (Roseland)[1]	7.900		08/01/2013	10,214
100,000,000	Southern CA Public Power Authority Natural Gas[7]	3.609	[8]	11/01/2038	43,500,000
97,775,000	Southern CA Tobacco Securitization Authority	7.100	[2]	06/01/2046	1,536,045
25,940,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000		06/01/2037	14,256,365
15,000	Spreckels, CA Union School District[1]	6.125		08/01/2018	15,066
1,935,000	Stockton, CA Community Facilities District[1]	6.125		09/01/2031	1,412,240
2,930,000	Stockton, CA Community Facilities District[1]	6.250		09/01/2037	2,107,842
5,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)[1]	5.875		09/01/2037	3,405,450
1,350,000	Stockton, CA Public Financing Authority, Series A1	5.000		09/01/2023	1,143,396
2,925,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2031	2,297,003
2,930,000	Stockton, CA Public Financing Authority, Series A1	5.250		09/01/2034	2,248,043
6,000,000	Stockton, CA Public Financing Authority, Series A1	5.250		07/01/2037	4,528,800
10,000	Suisun City, CA Public Financing Authority (Suisun City Redevel.)[1]	5.200		10/01/2028	9,806
15,000	Sulphur Springs, CA Unified School District Community Facilities District No. 2002-1-A1	6.000		09/01/2033	10,947
75,000	Susanville, CA Public Financing Authority[1]	7.750		09/01/2017	75,322
20,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)[1]	5.100		09/01/2036	12,406
990,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.900		09/01/2013	805,702
165,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.000		09/01/2014	128,441
740,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.050		09/01/2015	549,724
805,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.100		09/01/2016	570,858
8,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.450		09/01/2026	4,450,960
13,790,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	5.500		09/01/2036	6,728,417
1,025,000	Tracy, CA Community Facilities District[1]	5.700		09/01/2026	764,691
3,105,000	Tracy, CA Community Facilities District[1]	5.750		09/01/2036	2,146,393
4,560,000	Trinity County, CA COP[7]	8.500		01/15/2026	3,681,516
F19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$50,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.100%		09/01/2033	$36,994
60,000	Turlock, CA Public Financing Authority[1]	5.450		09/01/2024	51,029
35,000	Union City, CA Special Tax Community Facilities District No. 1997-1[1]	5.800		09/01/2028	25,990
30,000,000	University of California (Regents Medical Center)[1]	2.230	[8]	05/15/2047	13,350,000
100,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	5.900		09/01/2024	76,799
60,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	6.000		09/01/2024	46,588
95,000	Vacaville, CA Public Financing Authority[1]	5.400		09/01/2022	84,596
2,635,000	Val Verde, CA Unified School District[1]	6.000		10/01/2021	2,329,762
50,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000		09/01/2033	36,489
1,470,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.150		12/01/2031	1,288,337
600,000	Victoria Gardens, CA Public Facilities Community Facilities District of Etiwanda School District[1]	6.000		09/01/2027	462,186
4,685,000	Victoria Gardens, CA Public Facilities Community Facilities District of Etiwanda School District[1]	6.000		09/01/2037	3,359,895
50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)[1]	5.000		09/01/2024	45,027
50,000	West Kern, CA Water District[1]	4.500		06/01/2025	39,510
135,000	West Patterson, CA Financing Authority Special Tax[1]	6.100		09/01/2032	99,896
4,900,000	West Sacramento, CA Financing Authority Special Tax[1]	6.100		09/01/2029	3,763,396
2,000,000	West Sacramento, CA Special Tax Community Facilities District No. 23[1]	5.300		09/01/2037	1,274,960
700,000	Westside, CA Union School District[1]	5.000		09/01/2026	474,292
3,860,000	Westside, CA Union School District[1]	5.000		09/01/2036	2,354,523
4,200,000	Westside, CA Union School District[1]	5.250		09/01/2036	2,670,360
10,000	Woodland, CA Special Tax Community Facilities District No. 1[1]	6.000		09/01/2028	7,615
3,550,000	Yuba City, CA Redevel. Agency[1]	5.250		09/01/2039	2,305,512
15,000	Yucaipa, CA Redevel. Agency (Eldorado Palms Mobile Home)[1]	6.000		05/01/2030	10,409

					1,287,104,294

U.S. Possessions—7.5%
3,180,000	Northern Mariana Islands Ports Authority, Series A1	5.500		03/15/2031	2,012,431
1,910,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,218,103
3,700,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[3]	07/01/2024	2,705,403
3,300,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	2,901,723
35,000,000	Puerto Rico Highway & Transportation Authority, Series N7	1.491	[8]	07/01/2045	13,125,000
F20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625%	06/01/2026	$5,217,836
700,000	Puerto Rico ITEMECF (Mennonite General Hospital)[1]	6.500	07/01/2012	639,891
40,340,000	Puerto Rico Port Authority (American Airlines), Series A	6.250	06/01/2026	18,470,476
25,000	Puerto Rico Port Authority (American Airlines), Series A	6.300	06/01/2023	11,445
27,000,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500	07/01/2021	20,893,680
3,765,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	3,792,522
5,150,000	V.I. Public Finance Authority, Series E1	6.000	10/01/2022	4,285,573

				75,274,083

Total Investments, at Value (Cost $2,147,707,325)—136.1%				1,362,378,377
Liabilities in Excess of Other Assets—(36.1)				(361,301,347)

Net Assets—100.0%				$1,001,077,030

Footnotes to Statement of Investments

1.	All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5.	Issue is in default. See Note 1 of accompanying Notes.

6.	Non-income producing security.

7.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2009 was $94,574,139, which represents 9.45% of the Fund’s net assets. See Note 5 of accompanying Notes.

8.	Represents the current interest rate for a variable or increasing rate security.

9.	When-issued security or delayed delivery to be delivered and settled after January 31, 2009. See Note 1 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The market value of the Fund’s investments was determined based on the following inputs as of January 31, 2009:

	Investments in	Other Financial
	Securities	Instruments*

Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	1,362,378,377	—
Level 3—Significant Unobservable Inputs	—	—

Total	$1,362,378,377	$—

*	Other financial instruments include options written, currency contracts, futures, forwards and swap contracts.
F21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.
See accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AHEF	American Heritage Education Foundation
CDA	Communities Devel. Authority
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
ECHS	Escondido Charter High School
GO	General Obligation
HFA	Housing Finance Agency/Authority
HK-8CS	Heritage K-8 Charter School

IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA	Orange County Educational Arts Academy
ROLs	Residual Option Longs
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

See accompanying Notes to Financial Statements.
F22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2009

Assets
Investments, at value (cost $2,147,707,325)—see accompanying statement of investments	$1,362,378,377
Cash	582,737
Receivables and other assets:
Interest	30,063,169
Investments sold (including $11,247,252 sold on a when-issued or delayed delivery basis)	22,221,287
Shares of beneficial interest sold	2,579,274
Other	5,483,807

Total assets	1,423,308,651

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 6)	194,200,000
Payable for short-term floating rate notes issued (See Note 1)	190,915,000
Investments purchased (including $23,872,685 purchased on a when-issued or delayed delivery basis)	31,179,817
Shares of beneficial interest redeemed	3,436,314
Dividends	1,081,652
Interest expense on borrowings	500,029
Trustees’ compensation	207,298
Distribution and service plan fees	161,554
Shareholder communications	70,481
Transfer and shareholder servicing agent fees	45,786
Other	433,690

Total liabilities	422,231,621

Net Assets	$1,001,077,030

Composition of Net Assets
Par value of shares of beneficial interest	$163,874
Additional paid-in capital	2,001,164,101
Accumulated net investment income	4,079,321
Accumulated net realized loss on investments	(219,001,318)
Net unrealized depreciation on investments	(785,328,948)

Net Assets	$1,001,077,030

F23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $770,349,870 and 126,047,468 shares of beneficial interest outstanding)	$6.11
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.41

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,219,739 and 3,632,252 shares of beneficial interest outstanding)	$6.12

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $208,507,421 and 34,194,282 shares of beneficial interest outstanding)	$6.10
See accompanying Notes to Financial Statements.
F24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2009

Investment Income
Interest	$67,938,395
Other income	1,613

Total investment income	67,940,008

Expenses
Management fees	2,978,391
Distribution and service plan fees:
Class A	1,270,859
Class B	146,529
Class C	1,309,316
Transfer and shareholder servicing agent fees:
Class A	221,311
Class B	18,661
Class C	84,981
Shareholder communications:
Class A	28,779
Class B	2,315
Class C	9,224
Interest expense and fees on short-term floating rate notes issued (See Note 1)	6,221,141
Borrowing fees	4,055,330
Interest expense on borrowings	2,620,898
Trustees’ compensation	34,244
Custodian fees and expenses	14,697
Other	156,674

Total expenses	19,173,350
Less reduction to custodian expenses	(875)

Net expenses	19,172,475

Net Investment Income	48,767,533

Realized and Unrealized Loss
Net realized loss on investments	(114,048,494)
Net change in unrealized depreciation on investments	(422,288,431)

Net Decrease in Net Assets Resulting from Operations	$(487,569,392)

See accompanying Notes to Financial Statements.
F25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2009	July 31,
	(Unaudited)	2008

Operations
Net investment income	$48,767,533	$112,310,232
Net realized loss	(114,048,494)	(97,488,834)
Net change in unrealized depreciation	(422,288,431)	(400,450,354)

Net decrease in net assets resulting from operations	(487,569,392)	(385,628,956)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(38,214,839)	(86,084,191)
Class B	(978,695)	(2,369,470)
Class C	(8,896,793)	(18,804,393)

	(48,090,327)	(107,258,054)

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Class A	(156,149,811)	(179,841,768)
Class B	(5,923,993)	(14,432,228)
Class C	(28,740,607)	(42,138,978)

	(190,814,411)	(236,412,974)

Net Assets
Total decrease	(726,474,130)	(729,299,984)
Beginning of period	1,727,551,160	2,456,851,144

End of period (including accumulated net investment income of $4,079,321 and $3,402,115, respectively)	$1,001,077,030	$1,727,551,160

See accompanying Notes to Financial Statements.
F26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2009

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(487,569,392)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(178,178,702)
Proceeds from disposition of investment securities	348,021,194
Short-term investment securities, net	161,685,517
Premium amortization	545,922
Discount accretion	(10,442,257)
Net realized loss on investments	114,048,494
Net change in unrealized depreciation on investments	422,288,431
Decrease in interest receivable	4,151,507
Increase in receivable for securities sold	(18,952,869)
Increase in other assets	(5,300,892)
Increase in payable for securities purchased	31,179,817
Increase in payable for accrued expenses	486,314

Net cash provided by operating activities	381,963,084

Cash Flows from Financing Activities
Proceeds from bank borrowings	580,800,000
Payments on bank borrowings	(469,900,000)
Payments on short-term floating rate notes issued	(250,700,000)
Proceeds from shares sold	122,524,419
Payments on shares redeemed	(345,585,599)
Cash distributions paid	(19,234,884)

Net cash used in financing activities	(382,096,064)
Net decrease in cash	(132,980)
Cash, beginning balance	715,717

Cash, ending balance	$582,737

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $30,026,070
Cash paid for interest on bank borrowings—$2,302,548
Cash paid for interest on short-term floating rate notes issued—$6,221,141
See accompanying Notes to Financial Statements.
F27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class A	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.02	$11.43	$11.44	$11.52	$10.31	$9.97

Income (loss) from investment operations:
Net investment income	.28 [1]	.57 [1]	.53 [1]	.55 [1]	.62 [1]	.68
Net realized and unrealized gain (loss)	(2.91)	(2.43)	—	(.02)	1.21	.27

Total from investment operations	(2.63)	(1.86)	.53	.53	1.83	.95

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.28)	(.55)	(.54)	(.61)	(.62)	(.61)

Net asset value, end of period	$6.11	$9.02	$11.43	$11.44	$11.52	$10.31

Total Return, at Net Asset Value[2]	(29.42)%	(16.60)%	4.67%	4.74%	18.20%	9.54%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$770,350	$1,344,257	$1,907,202	$1,213,319	$621,736	$401,491

Average net assets (in thousands)	$1,007,669	$1,584,343	$1,603,883	$901,717	$477,934	$400,452

Ratios to average net assets:[3]
Net investment income	7.62%	5.69%	4.56%	4.85%	5.59%	6.52%
Expenses excluding interest and fees on short-term floating rate notes issued	1.81%	0.86%	0.81%	0.92%	0.92%	1.00%
Interest and fees on short-term floating rate notes issued[4]	0.95%	0.78%	0.48%	0.52%	0.34%	0.20%

Total expenses	2.76%	1.64%	1.29%	1.44%	1.26%	1.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.76%	1.64%	1.29%	1.44%	1.26%	1.17%

Portfolio turnover rate	15%	45%	11%	43%	4%	27%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class B	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.02	$11.44	$11.44	$11.53	$10.31	$9.97

Income (loss) from investment operations:
Net investment income	.25 [1]	.49 [1]	.44 [1]	.47 [1]	.54 [1]	.64
Net realized and unrealized gain (loss)	(2.90)	(2.45)	.01	(.04)	1.22	.22

Total from investment operations	(2.65)	(1.96)	.45	.43	1.76	.86

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.46)	(.45)	(.52)	(.54)	(.52)

Net asset value, end of period	$6.12	$9.02	$11.44	$11.44	$11.53	$10.31

Total Return, at Net Asset Value[2]	(29.62)%	(17.36)%	3.94%	3.83%	17.40%	8.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,220	$40,026	$66,992	$64,421	$59,530	$65,991

Average net assets (in thousands)	$29,093	$51,641	$68,193	$61,780	$61,244	$84,482

Ratios to average net assets:[3]
Net investment income	6.79%	4.85%	3.79%	4.11%	4.90%	5.76%
Expenses excluding interest and fees on short-term floating rate notes issued	2.65%	1.69%	1.60%	1.71%	1.69%	1.77%
Interest and fees on short-term floating rate notes issued[4]	0.95%	0.78%	0.48%	0.52%	0.34%	0.20%

Total expenses	3.60%	2.47%	2.08%	2.23%	2.03%	1.97%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	3.60%	2.47%	2.08%	2.23%	2.03%	1.94%

Portfolio turnover rate	15%	45%	11%	43%	4%	27%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2009				Year Ended July 31,
Class C	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Data
Net asset value, beginning of period	$9.00	$11.40	$11.41	$11.50	$10.29	$9.95

Income (loss) from investment operations:
Net investment income	.25 [1]	.49 [1]	.44 [1]	.46 [1]	.52 [1]	.60
Net realized and unrealized gain (loss)	(2.90)	(2.42)	.01	(.03)	1.23	.26

Total from investment operations	(2.65)	(1.93)	.45	.43	1.75	.86

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.25)	(.47)	(.46)	(.52)	(.54)	(.52)

Net asset value, end of period	$6.10	$9.00	$11.40	$11.41	$11.50	$10.29

Total Return, at Net Asset Value[2]	(29.66)%	(17.20)%	3.89%	3.85%	17.33%	8.71%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$208,507	$343,268	$482,657	$232,242	$79,616	$31,102

Average net assets (in thousands)	$259,952	$402,977	$362,456	$149,437	$43,444	$30,371

Ratios to average net assets:[3]
Net investment income	6.88%	4.91%	3.78%	4.05%	4.73%	5.74%
Expenses excluding interest and fees on short-term floating rate notes issued	2.59%	1.64%	1.58%	1.68%	1.69%	1.78%
Interest and fees on short-term floating rate notes issued[4]	0.95%	0.78%	0.48%	0.52%	0.34%	0.20%

Total expenses	3.54%	2.42%	2.06%	2.20%	2.03%	1.98%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	3.54%	2.42%	2.06%	2.20%	2.03%	1.95%

Portfolio turnover rate	15%	45%	11%	43%	4%	27%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer California Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to
F31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.
     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     Fair valued securities may be classified as “Level 3” if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.
     There have been no significant changes to the fair valuation methodologies during the period.
F32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2009, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$23,872,685
Sold securities	11,247,252
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $170,157,682 as of January 31, 2009, which represents 11.96% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s
F33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2009, municipal bond holdings with a value of $270,304,754 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $190,915,000 in short-term floating rate notes issued and outstanding at that date. At January 31, 2009, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon		Maturity
Amount	Floater[1]	Rate[2]		Date	Value

$5,000,000	CA Austin Trust Various States Inverse Certificates ROLs	10.356%		8/1/38	$3,536,800
7,615,000	CA Austin Trust Various States Inverse Certificates	10.153		2/1/42	7,446,556
2,495,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	14.214		12/1/27	749,498
5,000,000	CA HFA (Home Mtg.) DRIVERS	7.720		2/1/29	3,092,700
7,530,000	CA HFA DRIVERS	13.520		8/1/25	7,088,817
3,020,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	10.526		8/1/43	2,605,173
8,085,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	7.919		2/1/43	8,057,754
5,720,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	7.565		2/1/49	4,116,741
3,000,000	CA Statewide CDA ROLs	16.378		7/1/47	2,252,700
12,600,000	Long Beach, CA Bond Finance Authority Natural Gas ROLs[3]	6.304		11/15/37	6,601,392
7,105,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	7.740		5/15/24	5,993,494
5,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	7.960		5/15/26	4,101,850
5,500,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	7.960		5/15/27	4,548,170
5,050,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	7.960		5/15/28	4,087,521
750,000	Los Angeles, CA Dept. of Water & Power DRIVERS	—	[4]	1/1/29	780,900
F34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$3,000,000	Los Angeles, CA Dept. of Water & Power DRIVERS	—%[4]	1/1/29	$3,086,640
2,640,000	Los Angeles, CA Harbor Dept. ROLs[3]	15.199	8/1/25	598,778
2,775,000	Los Angeles, CA Harbor Dept. ROLs[3]	15.207	8/1/26	376,956
15,155,000	Northern CA Tobacco Securitization Authority ROLs[3]	2.593	6/1/45	5,056,769
6,835,000	Port of Oakland, CA ROLs[3]	10.563	11/1/32	3,115,598
3,145,000	Sacramento, CA Hsg. Authority ROLs	14.251	6/1/37	2,094,947

				$79,389,754

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F22 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater”.

3.	Security is subject to a shortfall and forbearance agreement.

4.	The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest rate will be determined upon settlement.
The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
     The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2009, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $105,915,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire
F35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2009, securities with an aggregate market value of $2,323,570, representing 0.23% of the Fund’s net assets, were in default.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of July 31, 2008, the Fund had available for federal income tax purposes post-October losses of $56,802,247 and unused capital loss carryforwards as follows:

Expiring

2009	$789,546
2015	2,066,773
2016	33,667,971

Total	$36,524,290

As of January 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $207,375,031 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2009, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the
F36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,172,782,209

Gross unrealized appreciation	$4,644,401
Gross unrealized depreciation	(815,048,233)

Net unrealized depreciation	$(810,403,832)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$14,539
Payments Made to Retired Trustees	15,500
Accumulated Liability as of January 31, 2009	150,416
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
F37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2009		Year Ended July 31, 2008
	Shares	Amount	Shares	Amount

Class A
Sold	12,500,356	$90,131,464	51,832,372	$530,844,499
Dividends and/or distributions reinvested	3,464,852	23,986,890	5,336,078	53,229,874
Redeemed	(38,988,505)	(270,268,165)	(74,979,966)	(763,916,141)

Net decrease	(23,023,297)	$(156,149,811)	(17,811,516)	$(179,841,768)

Class B
Sold	209,808	$1,494,554	671,853	$6,863,764
Dividends and/or distributions reinvested	98,019	676,125	161,683	1,619,355
Redeemed	(1,110,624)	(8,094,672)	(2,256,016)	(22,915,347)

Net decrease	(802,797)	$(5,923,993)	(1,422,480)	$(14,432,228)

Class C
Sold	4,428,151	$30,683,060	12,206,020	$123,808,227
Dividends and/or distributions reinvested	780,420	5,363,055	1,156,441	11,508,335
Redeemed	(9,167,000)	(64,786,722)	(17,534,315)	(177,455,540)

Net decrease	(3,958,429)	$(28,740,607)	(4,171,854)	$(42,138,978)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations for the six months ended January 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$178,178,702	$348,021,194
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
F39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2009, the Fund paid $336,063 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2008 for Class B and Class C shares were $2,498,866 and $5,954,553, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2009	$117,118	$100,635	$91,376	$53,809
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of January 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (1.3014% as of January 31, 2009). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual
F41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Borrowings Continued
commitment fee on the amount of the unused portion of the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2009 equal 1.02% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2009, the Fund had borrowings outstanding at an interest rate of 1.3014%. Details of the borrowings for the six months ended January 31, 2009 are as follows:

Average Daily Loan Balance	$165,115,217
Average Daily Interest Rate	3.035%
Fees Paid	$9,136,120
Interest Paid	$2,302,548
7. Recent Accounting Pronouncement
In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ron Fielding, Daniel Loughran, Scott Cottier and Troy Willis, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as Directors or Trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded that, in light of the Manager’s experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load California municipal debt funds. The Board noted that the Fund’s five-year and ten-year performance for periods ended December 31, 2007, were better than its peer group median although its one-year and three-year performance were below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and California municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser,
22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer California Municipal Fund

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date: 03/12/2009

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 03/12/2009